SCHEDULE III - Real Estate and Accumulated Depreciation and Amortization (Detail) - USD ($)			12 Months Ended
	Feb. 05, 2020	Jul. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			$ 143,459,000
Land, Initial Cost			36,280,000
Building and Improvements, Initial Cost			195,491,000
Acquisition Price			231,771,000
Capitalized Improvements			31,399,000
Land Cost, Total Cost			35,884,000
Building & Improvements, Total Cost			178,571,000
SEC Schedule III, Real Estate, Gross, Total			245,854,000
Accumulated Depreciation & Depreciation			44,113,962	$ 43,567,809	$ 40,012,255
Reserve for Impairment			1,533,000
NBV Real Estate			$ 200,207,000
Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Estimated useful life			39 years
Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			$ 92,309,000
Land, Initial Cost			20,964,000
Building and Improvements, Initial Cost			125,843,000
Acquisition Price			146,807,000
Capitalized Improvements			29,743,000
Land Cost, Total Cost			20,964,000
Building & Improvements, Total Cost			112,457,000
SEC Schedule III, Real Estate, Gross, Total			163,164,000
Accumulated Depreciation & Depreciation			36,742,000
Reserve for Impairment			0
NBV Real Estate			126,422,000
Retail Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			18,506,000
Land, Initial Cost			6,206,000
Building and Improvements, Initial Cost			22,950,000
Acquisition Price			29,156,000
Capitalized Improvements			1,656,000
Land Cost, Total Cost			6,239,000
Building & Improvements, Total Cost			24,408,000
SEC Schedule III, Real Estate, Gross, Total			32,303,000
Accumulated Depreciation & Depreciation			5,452,000
Reserve for Impairment			1,533,000
NBV Real Estate			25,318,000
Garden Gateway Plaza | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			6,071,000
Land, Initial Cost			3,035,000
Building and Improvements, Initial Cost			12,091,000
Acquisition Price			15,126,000
Capitalized Improvements			3,293,000
Land Cost, Total Cost			3,035,000
Building & Improvements, Total Cost			10,874,000
SEC Schedule III, Real Estate, Gross, Total			17,202,000
Accumulated Depreciation & Depreciation			5,774,000
Reserve for Impairment			0
NBV Real Estate			11,428,000
Executive Office Park | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			4,840,000
Land, Initial Cost			1,266,000
Building and Improvements, Initial Cost			8,815,000
Acquisition Price			10,081,000
Capitalized Improvements			1,511,000
Land Cost, Total Cost			1,266,000
Building & Improvements, Total Cost			7,880,000
SEC Schedule III, Real Estate, Gross, Total			10,657,000
Accumulated Depreciation & Depreciation			2,934,000
Reserve for Impairment			0
NBV Real Estate			7,723,000
Genesis Plaza
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Proceeds from sale of property		$ 2,900,000
Genesis Plaza | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			6,378,000
Land, Initial Cost			1,400,000
Building and Improvements, Initial Cost			8,600,000
Acquisition Price			10,000,000
Capitalized Improvements			2,423,000
Land Cost, Total Cost			1,400,000
Building & Improvements, Total Cost			8,071,000
SEC Schedule III, Real Estate, Gross, Total			11,894,000
Accumulated Depreciation & Depreciation			3,105,000
Reserve for Impairment			0
NBV Real Estate			8,789,000
Dakota Center | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			10,112,000
Land, Initial Cost			832,000
Building and Improvements, Initial Cost			8,743,000
Acquisition Price			9,575,000
Capitalized Improvements			1,270,000
Land Cost, Total Cost			832,000
Building & Improvements, Total Cost			9,917,000
SEC Schedule III, Real Estate, Gross, Total			12,019,000
Accumulated Depreciation & Depreciation			3,165,000
Reserve for Impairment			0
NBV Real Estate			8,854,000
Grand Pacific Center | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			3,852,000
Land, Initial Cost			413,000
Building and Improvements, Initial Cost			4,926,000
Acquisition Price			5,339,000
Capitalized Improvements			872,000
Land Cost, Total Cost			413,000
Building & Improvements, Total Cost			6,099,000
SEC Schedule III, Real Estate, Gross, Total			7,384,000
Accumulated Depreciation & Depreciation			1,470,000
Reserve for Impairment			0
NBV Real Estate			5,914,000
Union Terrace | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			6,240,000
Land, Initial Cost			1,717,000
Building and Improvements, Initial Cost			7,708,000
Acquisition Price			9,425,000
Capitalized Improvements			3,750,000
Land Cost, Total Cost			1,717,000
Building & Improvements, Total Cost			5,853,000
SEC Schedule III, Real Estate, Gross, Total			11,320,000
Accumulated Depreciation & Depreciation			2,895,000
Reserve for Impairment			0
NBV Real Estate			8,425,000
Centennial Tech Center | Subsequent Event
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Proceeds from sale of property	$ 15,000,000
Centennial Tech Center | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			9,562,000
Land, Initial Cost			2,025,000
Building and Improvements, Initial Cost			13,475,000
Acquisition Price			15,500,000
Capitalized Improvements			3,545,000
Land Cost, Total Cost			2,025,000
Building & Improvements, Total Cost			10,556,000
SEC Schedule III, Real Estate, Gross, Total			16,126,000
Accumulated Depreciation & Depreciation			2,994,000
Reserve for Impairment			0
NBV Real Estate			13,132,000
Arapahoe Center | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			8,086,000
Land, Initial Cost			1,420,000
Building and Improvements, Initial Cost			10,430,000
Acquisition Price			11,850,000
Capitalized Improvements			2,076,000
Land Cost, Total Cost			1,420,000
Building & Improvements, Total Cost			8,857,000
SEC Schedule III, Real Estate, Gross, Total			12,353,000
Accumulated Depreciation & Depreciation			2,605,000
Reserve for Impairment			0
NBV Real Estate			9,748,000
West Fargo Industrial | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			4,216,000
Land, Initial Cost			1,693,000
Building and Improvements, Initial Cost			6,207,000
Acquisition Price			7,900,000
Capitalized Improvements			234,000
Land Cost, Total Cost			1,693,000
Building & Improvements, Total Cost			6,063,000
SEC Schedule III, Real Estate, Gross, Total			7,990,000
Accumulated Depreciation & Depreciation			778,000
Reserve for Impairment			0
NBV Real Estate			7,212,000
300 N.P. | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			2,312,000
Land, Initial Cost			135,000
Building and Improvements, Initial Cost			3,715,000
Acquisition Price			3,850,000
Capitalized Improvements			317,000
Land Cost, Total Cost			135,000
Building & Improvements, Total Cost			3,589,000
SEC Schedule III, Real Estate, Gross, Total			4,041,000
Accumulated Depreciation & Depreciation			636,000
Reserve for Impairment			0
NBV Real Estate			3,405,000
Highland Court | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			6,424,000
Land, Initial Cost			3,608,000
Building and Improvements, Initial Cost			9,442,000
Acquisition Price			13,050,000
Capitalized Improvements			3,384,000
Land Cost, Total Cost			3,608,000
Building & Improvements, Total Cost			7,767,000
SEC Schedule III, Real Estate, Gross, Total			14,759,000
Accumulated Depreciation & Depreciation			3,339,000
Reserve for Impairment			0
NBV Real Estate			11,420,000
One Park Centre | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			6,488,000
Land, Initial Cost			1,206,000
Building and Improvements, Initial Cost			7,944,000
Acquisition Price			9,150,000
Capitalized Improvements			1,357,000
Land Cost, Total Cost			1,206,000
Building & Improvements, Total Cost			7,416,000
SEC Schedule III, Real Estate, Gross, Total			9,979,000
Accumulated Depreciation & Depreciation			1,460,000
Reserve for Impairment			0
NBV Real Estate			8,519,000
Shea Center II | Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			17,728,000
Land, Initial Cost			2,214,000
Building and Improvements, Initial Cost			23,747,000
Acquisition Price			25,961,000
Capitalized Improvements			5,711,000
Land Cost, Total Cost			2,214,000
Building & Improvements, Total Cost			19,515,000
SEC Schedule III, Real Estate, Gross, Total			27,440,000
Accumulated Depreciation & Depreciation			5,587,000
Reserve for Impairment			0
NBV Real Estate			21,853,000
World Plaza | Retail Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			4,979,000
Land, Initial Cost			1,698,000
Building and Improvements, Initial Cost			6,232,000
Acquisition Price			7,930,000
Capitalized Improvements			749,000
Land Cost, Total Cost			1,698,000
Building & Improvements, Total Cost			8,803,000
SEC Schedule III, Real Estate, Gross, Total			11,250,000
Accumulated Depreciation & Depreciation			2,246,000
Reserve for Impairment			700,000
NBV Real Estate			8,304,000
Waterman Plaza | Retail Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			3,274,000
Land, Initial Cost			2,350,000
Building and Improvements, Initial Cost			4,814,000
Acquisition Price			7,164,000
Capitalized Improvements			239,000
Land Cost, Total Cost			2,383,000
Building & Improvements, Total Cost			4,324,000
SEC Schedule III, Real Estate, Gross, Total			6,946,000
Accumulated Depreciation & Depreciation			1,224,000
Reserve for Impairment			833,000
NBV Real Estate			4,889,000
Union Town Center | Retail Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			8,440,000
Land, Initial Cost			1,750,000
Building and Improvements, Initial Cost			9,462,000
Acquisition Price			11,212,000
Capitalized Improvements			504,000
Land Cost, Total Cost			1,750,000
Building & Improvements, Total Cost			8,932,000
SEC Schedule III, Real Estate, Gross, Total			11,186,000
Accumulated Depreciation & Depreciation			1,574,000
NBV Real Estate			9,612,000
Research Parkway | Retail Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			1,813,000
Land, Initial Cost			408,000
Building and Improvements, Initial Cost			2,442,000
Acquisition Price			2,850,000
Capitalized Improvements			164,000
Land Cost, Total Cost			408,000
Building & Improvements, Total Cost			2,349,000
SEC Schedule III, Real Estate, Gross, Total			2,921,000
Accumulated Depreciation & Depreciation			408,000
Reserve for Impairment			0
NBV Real Estate			2,513,000
Model Homes -NDMHR, LP | Model Home
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			2,840,000
Land, Initial Cost			1,387,000
Building and Improvements, Initial Cost			7,019,000
Acquisition Price			8,406,000
Land Cost, Total Cost			984,000
Building & Improvements, Total Cost			4,331,000
SEC Schedule III, Real Estate, Gross, Total			5,315,000
Accumulated Depreciation & Depreciation			339,000
Reserve for Impairment			0
NBV Real Estate			4,976,000
Model Homes-DMH LP #202 | Model Home
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			4,784,000
Land, Initial Cost			1,384,000
Building and Improvements, Initial Cost			7,381,000
Acquisition Price			8,765,000
Land Cost, Total Cost			1,152,000
Building & Improvements, Total Cost			6,332,000
SEC Schedule III, Real Estate, Gross, Total			7,484,000
Accumulated Depreciation & Depreciation			378,000
Reserve for Impairment			0
NBV Real Estate			7,106,000
Model Homes-DMH LP #203 | Model Home
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			8,650,000
Land, Initial Cost			1,911,000
Building and Improvements, Initial Cost			10,220,000
Acquisition Price			12,131,000
Land Cost, Total Cost			2,359,000
Building & Improvements, Total Cost			10,803,000
SEC Schedule III, Real Estate, Gross, Total			13,162,000
Accumulated Depreciation & Depreciation			513,000
NBV Real Estate			12,649,000
Model Homes-DMH LP #204 | Model Home
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			5,851,000
Land, Initial Cost			1,409,000
Building and Improvements, Initial Cost			6,522,000
Acquisition Price			7,931,000
Land Cost, Total Cost			1,545,000
Building & Improvements, Total Cost			7,209,000
SEC Schedule III, Real Estate, Gross, Total			8,754,000
Accumulated Depreciation & Depreciation			271,000
NBV Real Estate			8,483,000
Model Homes-DMH LP #205 | Model Home
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			3,687,000
Land, Initial Cost			1,021,000
Building and Improvements, Initial Cost			4,309,000
Acquisition Price			5,330,000
Land Cost, Total Cost			1,021,000
Building & Improvements, Total Cost			4,309,000
SEC Schedule III, Real Estate, Gross, Total			5,330,000
Accumulated Depreciation & Depreciation			35,000
Reserve for Impairment			0
NBV Real Estate			5,295,000
NetREIT Model Homes LLC | Model Home
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			6,832,000
Land, Initial Cost			1,998,000
Building and Improvements, Initial Cost			11,247,000
Acquisition Price			13,245,000
Land Cost, Total Cost			1,620,000
Building & Improvements, Total Cost			8,722,000
SEC Schedule III, Real Estate, Gross, Total			10,342,000
Accumulated Depreciation & Depreciation			384,000
Reserve for Impairment			0
NBV Real Estate			9,958,000
Industrial Office Properties | Model Home
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			32,644,000
Land, Initial Cost			9,110,000
Building and Improvements, Initial Cost			46,698,000
Acquisition Price			55,808,000
Land Cost, Total Cost			8,681,000
Building & Improvements, Total Cost			41,706,000
SEC Schedule III, Real Estate, Gross, Total			50,387,000
Accumulated Depreciation & Depreciation			1,920,000
Reserve for Impairment			0
NBV Real Estate			$ 48,467,000